Securities (Tables)	12 Months Ended
Dec. 31, 2010
Available-For-Sale and Held-To-Maturity Securities

The following table summarizes the details of the Group’s available-for-sale and held-to-maturity securities at December 31:

	2009								2010
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value		Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	8,696,449	(Won)	74,727	(Won)	49,177	(Won)	8,721,999	(Won)	10,296,330	(Won)	219,161	(Won)	13,986	(Won)	10,501,505
Corporations		2,222,460		92,521		7,189		2,307,792		2,328,476		75,952		4,288		2,400,140
Financial institutions		11,005,207		185,646		26,589		11,164,264		9,376,315		160,857		4,749		9,532,423
Foreign governments		169,087		2,875		1,794		170,168		153,660		3,605		7,674		149,591
Mortgage-backed and asset-backed securities		2,280,105		15,867		11,788		2,284,184		1,945,427		3,213		1,579		1,947,061
Marketable equity securities		2,084,668		924,779		45,959		2,963,488		1,955,455		943,099		31,293		2,867,261

	(Won)	26,457,976	(Won)	1,296,415	(Won)	142,496	(Won)	27,611,895	(Won)	26,055,663	(Won)	1,405,887	(Won)	63,569	(Won)	27,397,981

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	8,138,424	(Won)	65,026	(Won)	55,677	(Won)	8,147,773	(Won)	9,661,043	(Won)	328,734	(Won)	4,423	(Won)	9,985,354
Corporations		363,259		10,566		1,513		372,312		469,388		12,890		33		482,245
Financial institutions		4,092,996		47,463		23,061		4,117,398		2,266,826		72,326		5,002		2,334,150
Foreign governments		35,885		—		203		35,682		59,276		410		—		59,686
Mortgage-backed and asset-backed securities		163,054		4,690		314		167,430		130,485		2,308		—		132,793

	(Won)	12,793,618	(Won)	127,745	(Won)	80,768	(Won)	12,840,595	(Won)	12,587,018	(Won)	416,668	(Won)	9,458	(Won)	12,994,228

Note:

(1)

On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.

Decreases in value Deemed to be Other-Than-Temporary

The Group has recognized total impairment losses on available-for-sale and held-to-maturity debt securities other than unrealized portion of impairment losses on debt securities as net impairment losses on debt securities in earnings and impairment losses on available-for-sale equity securities included in net gains on securities in earnings, where decreases in value were deemed to be other-than-temporary during the years ended December 31, as follows:

	2008		2009		2010
	(in millions of Won)
Available-for-sale securities
Debt securities
Total other-than-temporary impairment losses	(Won)	147,695	(Won)	11,486	(Won)	8,748
Unrealized other-than-temporary impairment losses recognized in OCI		—		957		—

Net impairment losses on debt securities		147,695		10,529		8,748
Equity securities		97,371		94,791		905

	(Won)	245,066	(Won)	105,320	(Won)	9,653

Held-to-maturity securities
Debt securities	(Won)	1,199	(Won)	2,776	(Won)	442

Total other-than-temporary impairment losses	(Won)	246,265	(Won)	108,096	(Won)	10,095

Roll-Forward of Credit Losses Component Recognized in Earnings

The following table presents a roll-forward of the credit losses component recognized in earnings in 2010.

	2010
	(in millions of Won)
Balance, beginning of year	(Won)	87,916
Additions:
Credit impairments on securities that have been previously impaired		442
Credit impairments on securities not previously impaired		8,748
Reductions:
For securities sold (or matured)		4,675
For increases in expected cash flows		1

Balance, end of year	(Won)	92,430

Current Fair Value and the Associated Unrealized Losses on Investments in Securities

The following table sets forth the current fair value and the associated unrealized losses on investments in available-for-sale debt securities, marketable equity securities and held-to-maturity debt securities with unrealized losses at December 31, 2009 and 2010, by length of time that individual securities in each category had been in a continuous loss position:

	2009
	Less than 12 months				12 months or longer				Total
	Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	4,020,926	(Won)	(48,676)	(Won)	73,013	(Won)	(501)	(Won)	4,093,939	(Won)	(49,177)
Corporations		557,862		(5,794)		252,708		(1,395)		810,570		(7,189)
Financial institutions		4,921,593		(15,369)		315,941		(11,220)		5,237,534		(26,589)
Foreign governments		55,949		(1,794)		—		—		55,949		(1,794)
Mortgage-backed and asset-backed securities		67,085		(5,633)		230,250		(6,155)		297,335		(11,788)
Marketable equity securities		394,303		(39,624)		108,223		(6,335)		502,526		(45,959)

	(Won)	10,017,718	(Won)	(116,890)	(Won)	980,135	(Won)	(25,606)	(Won)	10,997,853	(Won)	(142,496)

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	3,542,310	(Won)	(54,868)	(Won)	54,216	(Won)	(809)	(Won)	3,596,526	(Won)	(55,677)
Corporations		89,265		(1,132)		5,462		(381)		94,727		(1,513)
Financial institutions		536,707		(21,058)		123,511		(2,003)		660,218		(23,061)
Foreign governments		9,206		(203)		—		—		9,206		(203)
Mortgage-backed and asset-backed securities		49,703		(314)		—		—		49,703		(314)

	(Won)	4,227,191	(Won)	(77,575)	(Won)	183,189	(Won)	(3,193)	(Won)	4,410,380	(Won)	(80,768)

Total temporarily impaired securities	(Won)	14,244,909	(Won)	(194,465)	(Won)	1,163,324	(Won)	(28,799)	(Won)	15,408,233	(Won)	(223,264)

	2010
	Less than 12 months				12 months or longer				Total
	Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses		Fair Value		Gross Unrealized Losses
	(in millions of Won)
Available-for-sale securities
Debt securities:
Korean treasury and governmental agencies	(Won)	1,853,839	(Won)	(13,855)	(Won)	5,127	(Won)	(131)	(Won)	1,858,966	(Won)	(13,986)
Corporations		453,715		(3,886)		22,933		(402)		476,648		(4,288)
Financial institutions		2,494,730		(4,728)		4,122		(21)		2,498,852		(4,749)
Foreign governments		3,593		(13)		—		—		3,593		(13)
Mortgage-backed and asset-backed securities		88,200		(5,450)		263,450		(3,790)		351,650		(9,240)
Marketable equity securities		37,902		(4,922)		423,530		(26,371)		461,432		(31,293)

	(Won)	4,931,979	(Won)	(32,854)	(Won)	719,162	(Won)	(30,715)	(Won)	5,651,141	(Won)	(63,569)

Held-to-maturity securities
Debt securities:
Korean treasury and governmental agencies	(Won)	477,768	(Won)	(4,423)	(Won)	—	(Won)	—	(Won)	477,768	(Won)	(4,423)
Corporations		10,445		(33)		—		—		10,445		(33)
Financial institutions		—		—		54,998		(5,002)		54,998		(5,002)

	(Won)	488,213	(Won)	(4,456)	(Won)	54,998	(Won)	(5,002)	(Won)	543,211	(Won)	(9,458)

Total temporarily impaired securities	(Won)	5,420,192	(Won)	(37,310)	(Won)	774,160	(Won)	(35,717)	(Won)	6,194,352	(Won)	(73,027)

Interest and Dividends on Securities

The following table sets forth interest and dividends on securities for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Interest income	(Won)	1,711,604	(Won)	1,793,399	(Won)	1,779,899
Dividends		63,477		58,779		67,561

	(Won)	1,775,081	(Won)	1,852,178	(Won)	1,847,460

Amortized Cost and Estimated Fair Value of the Group's Available-for-Sale and Held-to-Maturity Debt Securities

The following table sets forth the amortized cost and estimated fair value of the Group’s available-for-sale and held-to-maturity debt securities at December 31, 2010 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	Available-for-sale Debt Securities				Held-to-maturity Debt Securities
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(in millions of Won)
Within 1 year	(Won)	8,557,167	(Won)	8,606,375	(Won)	1,628,261	(Won)	1,651,380
Over 1 year through 5 years		12,554,699		12,818,707		7,910,965		8,167,992
Over 5 years through 10 years		2,647,169		2,756,435		2,214,749		2,302,569
Over 10 years		341,173		349,203		833,043		872,287

	(Won)	24,100,208	(Won)	24,530,720	(Won)	12,587,018	(Won)	12,994,228